UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21340

                     Scudder RREEF Real Estate Fund II, Inc.
                     ---------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
         (Address of principal executive offices)             (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------


Scudder RREEF Real Estate Fund II, Inc.

                                                                        Shares      Value ($)
                                                              ---------------------------------

-----------------------------------------------------------------------------------------------
    Common Stocks 119.0%
-----------------------------------------------------------------------------------------------

Apartments 13.7%
Amli Residential Properties Trust (REIT) (a)                            1,407,800    45,148,146
Apartment Investment & Management Co. "A" (REIT)                        1,288,859    49,981,952
GMH Communities Trust (REIT)                                              591,800     8,681,706
                                                                                    -----------
                                                                                    103,811,804

Diversified 20.8%
American Campus Communities, Inc. (REIT)                                  540,102    12,973,250
American Financial Realty Trust (REIT)                                  2,038,100    28,941,020
Canyon Ranch Holdings LLC (REIT)                                          864,000    23,626,743
Crystal River Capital 144A                                                332,500     8,312,500
Deerfield Triarc Capital Corp. (REIT)                                     662,500     9,182,250
Digital Realty Trust, Inc. (REIT)                                         791,000    14,238,000
iStar Financial, Inc. (REIT)                                              381,700    15,432,131
Lexington Corporate Properties Trust (REIT)                             1,775,700    41,817,735
One Liberty Properties, Inc. (REIT)                                       150,000     2,986,500
                                                                                    -----------
                                                                                    157,510,129

Health Care 9.1%
LTC Properties, Inc. (REIT)                                               248,300     5,263,960
National Health Investors, Inc. (REIT)                                    287,600     7,940,636
National Health Realty, Inc. (REIT)                                       142,700     2,769,807
Senior Housing Properties Trust (REIT)                                  1,386,900    26,351,100
Ventas, Inc. (REIT)                                                       810,200    26,088,440
                                                                                    -----------
                                                                                     68,413,943

Hotels 11.7%
DiamondRock Hospitality Co. (REIT)                                        921,900    10,832,325
Eagle Hospitality Properties Trust, Inc. (REIT) (a)                       670,500     6,691,590
Hersha Hospitality Trust (REIT) (a)                                     2,457,300    24,400,989
Hospitality Properties Trust (REIT)                                       431,700    18,502,662
Strategic Hotel Capital, Inc. (REIT)                                    1,020,600    18,636,156
Winston Hotels, Inc. (REIT)                                               965,600     9,656,000
                                                                                    -----------
                                                                                     88,719,722

Industrial 12.9%
First Industrial Realty Trust, Inc. (REIT)                              1,119,500    44,835,975
Liberty Property Trust (REIT)                                           1,234,500    52,515,630
                                                                                    -----------
                                                                                     97,351,605

Office 22.8%
Arden Realty Group, Inc. (REIT)                                         1,304,972    53,725,697
Glenborough Realty Trust, Inc. (REIT)                                   1,480,008    28,416,154
Highwoods Properties, Inc. (REIT)                                         754,800    22,274,148
HRPT Properties Trust (REIT)                                            4,221,700    52,391,297
Mack-Cali Realty Corp. (REIT)                                             343,482    15,436,081
                                                                                    -----------
                                                                                    172,243,377

Regional Malls 16.7%
Feldman Mall Properties, Inc. (REIT) (a)                                  837,400    10,886,200
Glimcher Realty Trust (REIT) (a)                                        2,062,753    50,475,566
Pennsylvania Real Estate Investment Trust (REIT)                          597,539    25,204,195
Simon Property Group, Inc. (REIT)                                         533,800    39,565,256
                                                                                    -----------
                                                                                    126,131,217

Shopping Centers 6.6%
Heritage Property Investment Trust (REIT)                                 789,500    27,632,500
Ramco-Gershenson Properties Trust (REIT)                                  754,800    22,032,612
                                                                                    -----------
                                                                                     49,665,112

Storage 4.7%
Extra Space Storage, Inc. (REIT)                                        2,416,203    35,303,142
-----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $743,732,456)                               899,150,051

-----------------------------------------------------------------------------------------------
    Preferred Stocks 23.5%
-----------------------------------------------------------------------------------------------

Apartments 1.9%
Apartment Investment & Management Co., 8.0%, Series T (REIT)              136,200     3,445,860
Associated Estates Realty Corp., 8.70%, Series II (REIT)                  429,000    11,175,450
                                                                                    -----------
                                                                                     14,621,310

Diversified 1.3%
Capital Automotive, 8.0%, Series B (REIT)                                  89,800     2,114,790
Digital Realty Trust, Inc., 8.5%, Series A (REIT)                         298,800     7,880,850
                                                                                    -----------
                                                                                      9,995,640

Health Care 0.7%
LTC Properties, Inc., 8.0%, Series F (REIT)                               200,000     5,130,000

Hotels 6.7%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A (REIT)          348,200     8,770,287
FelCor Lodging Trust, Inc., 8.0%, Series C (REIT)                          75,000     1,867,500
Host Marriott Corp., 8.875%, Series E (REIT)                              204,400     5,580,120
LA Quinta Corp., 9.0%, Series A                                            86,500     2,216,130
LaSalle Hotel Properties, 8.375%, Series B (REIT)                         270,000     6,979,500
Strategic Hotel Capital, Inc., 8.5%, 144A (REIT)                          332,500     8,676,189
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)                     633,500    16,292,860
                                                                                    -----------
                                                                                     50,382,586

Manufactured Homes 0.6%
American Land Lease, Inc., 7.75% (REIT)                                   175,000     4,357,500

Office 3.9%
Alexandria Real Estate Equities, Inc., 8.375%, Series C (REIT)            370,200     9,743,664
SL Green Realty Corp., 7.58%, Series C (REIT)                             775,000    19,677,250
                                                                                    -----------
                                                                                     29,420,914

Regional Malls 1.1%
Taubman Centers, Inc., 8.0%, Series G (REIT)                              329,253     8,560,578

Shopping Centers 7.3%
Cedar Shopping Centers, Inc., 8.875% (REIT)                               300,000     7,800,000
Saul Centers, Inc., 8.0% (REIT)                                            72,900     1,906,335
The Mills Corp., 8.75%, Series E (REIT)                                 1,720,000    45,580,000
                                                                                    -----------
                                                                                     55,286,335
-----------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $172,952,281)                                          177,754,863

-----------------------------------------------------------------------------------------------
    Other 1.5%
-----------------------------------------------------------------------------------------------

Innkeepers USA Trust (REIT) (Limited Partnership) (Cost $9,299,495)       696,309    10,973,830

                                                                          % of
                                                                    Net Assets      Value ($)
                                                             ---------------------------------
Total Investment Portfolio (Cost $ 925,984,232)                          144.0   1,087,878,744
Other Assets and Liabilities, Net                                          2.3      17,531,922
Preferred Stock, at Redemption Value                                     (46.3)   (350,000,000)
 ---------------------------------------------------------------------------------------------
Net Assets                                                               100.0     755,410,666

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Affiliated issuers. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions during the nine months ended September 30, 2005 with companies which are or were affiliates is as follows:

                                                                                        Dividend
                              Common         Purchase       Sales        Realized       Income          Value
Affiliate                     Shares         Cost ($)        Cost ($)    Gain ($)       ($)             ($)
------------------------------------------------------------------------------------------------------------------
Amli Residential              1,407,800          -              -                       2,027,232      45,148,146
Properties Trust (REIT)                                                      -
------------------------------------------------------------------------------------------------------------------
Eagle Hospitality
Properties Trust, Inc.                                                       -
(REIT)                          670,500         958,510         -                         457,958       6,691,590
------------------------------------------------------------------------------------------------------------------
Feldman Mall
Properties, Inc. (REIT)         837,400          -              -            -            604,687      10,886,200
------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust
(REIT)                        2,062,753          -              -            -          2,975,315      50,475,566
------------------------------------------------------------------------------------------------------------------
Hersha Hospitalty             2,457,300          -              -                       1,326,942      24,400,989
Trust (REIT)                                                                 -
------------------------------------------------------------------------------------------------------------------
                                                958,510         -            -          7,392,134     137,602,491
------------------------------------------------------------------------------------------------------------------

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. REIT: Real Estate Investment Trust At September 30,2005, open interest rate swaps were as follows:

  Effective/                                                       Cash Flows
  Expiration            Notional          Cash Flows Paid         Received by            Net Unrealized
     Dates             Amount ($)           by the Fund             the Fund            Appreciation ($)
 ----------------------------------------------------------------------------------------------------------

  11/26/2003                                                       Floating --
  11/26/2006             87,500,000 +     Fixed -- 2.085 %          LIBOR BBA                    1,615,924
   1/14/2004                                                       Floating --
   1/14/2008             87,500,000 ++    Fixed -- 2.992 %          LIBOR BBA                    2,896,250
  11/26/2003                                                     Floating -- LIBOR
  11/26/2008             87,500,000 +     Fixed -- 3.589 %             BBA                       2,370,791
  11/26/2003                                                       Floating --
  11/26/2010             87,500,000 +++   Fixed -- 4.064 %          LIBOR BBA                    1,949,136
 ----------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                               8,832,101
-----------------------------------------------------------------------------------------------------------

Counter Party:

+    Bank of America

++   UBS AG

+++  Goldman, Sachs & Co.

LIBOR: Represents the London InterBank Offered Rate

BBA:     British Bankers' Association

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder RREEF Real Estate Fund II, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder RREEF Real Estate Fund II, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005